SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	1-for-3 reverse split
Allowance for credit losses		$ 400,000	$ 255,215	$ 122,190
Credit loss expense		262,928	266,000
Accounts receivable, net current		22,070,954	15,934,490	$ 13,305,254
Goodwill impairment amount		0	0
Advertising and marketing expense		370,330	366,637
Uncertain tax positions		0	0
Accumulated deficit		79,490,980	72,949,085
Stockholders deficit		(2,469,661)	2,685,169		$ 731,418
Negative cash flow from operations		$ 2,853,274	$ 2,765,797